Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at amortized cost
7.	Financial assets at amortized cost

Items	December 31, 2022	December 31, 2021
Current items:
Time deposits	$6,871,187	$9,008,499

Non-current items:
Time deposits	$-	$50,578

a)	Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Interest income	$31,604	$12,810	$20,603

b)	As of December 31, 2022 and 2021, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the financial assets at amortized cost held by the Group was $6,871,187 and $9,059,077, respectively.

c)	As of December 31, 2022 and 2021, the interest rate of time deposits was 0.22%~3.80% and 0.18%~1.75%, respectively.

d)	Information relating to financial assets at amortized cost that were pledged to others as collaterals is provided in Note 38.

e)	The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.